Additional Information (Schedule Of Additional Information) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Additional Information [Abstract]
Research and development expense	$ 413	$ 391	$ 335
Advertising expense	464	402	387
Interest expense	934	974	905
Interest income	(134)	(98)	(108)
Interest expense, net	800	876	797
Rent expense	$ 308	$ 278	$ 258